Investments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments (Textual) [Abstract]
No mortgage loans past due and still accruing		90 days
Available-for-sale securities, carrying value	$ 34,809,000,000	$ 32,273,000,000	$ 31,831,000,000
LIHTC Funds Sold	1,300,000,000	1,200,000,000	900,000,000
Cumulative yields after tax maturity	2029	2028
Effective period of Guarantees	15 years	15 years	15 years
Maximum amount payment to investors under guarantees	718,000,000	796,000,000
Net assets of all consolidated VIEs	620,000,000	680,000,000	347,000,000
Investments in tax credit funds carrying value	118,000,000		104,000,000	222,000,000
Investments in tax credit funds	18,000,000		29,000,000	66,000,000
Proceeds from sales of available-for-sale securities	480,000,000	1,091,000,000	796,000,000	1,585,000,000
Gross realized gains	11,000,000	31,000,000	47,000,000	50,000,000
Gross realized losses	8,000,000	50,000,000	20,000,000	39,000,000
Carrying value of commercial mortgage loans	19,000,000
Specific reserve [Member]
Investments (Textual) [Abstract]
Specific reserves	5,000,000	6,000,000	11,000,000
Maximum [Member]
Investments (Textual) [Abstract]
Ratio of estimated fair value to amortized cost	99.90%	99.90%
Minimum [Member]
Investments (Textual) [Abstract]
Ratio of estimated fair value to amortized cost	80.00%	80.00%
Deposits [Member]
Investments (Textual) [Abstract]
Available-for-sale securities, carrying value		8,000,000	9,000,000
Available-for-sale securities, collateral value		849,000,000	73,000,000
Mortgage loans, net of allowance [Member]
Investments (Textual) [Abstract]
Mortgage Loans		0
Other [Member]
Investments (Textual) [Abstract]
Other long-term investments	562,000,000	554,000,000	348,000,000
Other Assets [Member]
Investments (Textual) [Abstract]
Other assets	91,000,000	182,000,000
Other Liabilities [Member]
Investments (Textual) [Abstract]
Other liabilities	$ 77,000,000	$ 82,000,000